Collaboration Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration Agreement
6.	Collaboration Agreement

Astellas

In May 2016, the Company entered into a fourth amendment, effective as of January 31, 2016, to the Collaborative Research, Development, Commercialization and License Agreement (as further amended the “Astellas Agreement”) with Astellas Pharma Inc. (“Astellas”). In connection with the amendment, in June 2016 the Company received a payment of $1,000 to conduct certain experiments in order to gain additional data on compounds being researched. During the period from February 1, 2016 through July 31, 2016, the Company will not receive any other payment or reimbursement under the agreement. The payment is being recognized by the Company as revenue over the three and a half year research term of the agreement, which commenced in January 2015, with a cumulative catch-up for the elapsed portion of the research term.

In July 2016, the Company entered into a fifth amendment effective as of July 31, 2016, to the Astellas Agreement, Inc. as a result of achieving a pre-clinical milestone and progress to the optimization phase. These amendments provide for the Joint Research Committee to evaluate the progress at various intervals throughout the lead optimization phase. In connection with the amendment, the Company will receive a payment of a $750 non-substantive milestone payment which will be recognized, over the three and half-year research term of the agreement, with a cumulative catch-up for the elapsed portion of the research term.

Biogen

In December 2015, the Company commenced the third year of the research term under the Collaborative Research, Development, Commercialization and License Agreement (the “Biogen Agreement”) with Biogen New Ventures (“Biogen”). Under the original terms of the agreement, beginning in the third year and continuing through the fourth year of the research term, the Company is entitled to receive reimbursement of costs incurred for actual full-time equivalent employees conducting research under the Biogen agreement. During the first two years of the research term the Company received research funding payments on a guaranteed basis in the amount of $4,000. Payments received as reimbursement for actual costs incurred will be accounted for in the same manner as the guaranteed research funding payments, such that the payments will be recognized over the four-year research term of the agreement, which commenced in December 2013, with a cumulative catch-up for the elapsed research term being recognized at the time any such payments are earned.

11.	Collaboration, Research Grant and License Agreements

Astellas Pharma Inc.

In November 2014, the Company entered into a worldwide Collaborative Research, Development, Commercialization and License Agreement (the “Astellas Agreement”) with Astellas Pharma Inc. (“Astellas”). The focus of the Astellas Agreement is to identify, develop and commercialize therapeutic candidates relating to the Unfolded Protein Response (“UPR”) pathway.

Financial Terms

Under terms of the Astellas Agreement, Astellas purchased from the Company convertible promissory notes totaling $5,000 with terms consistent with those of other investors that purchased convertible promissory notes issued during 2014 (see Note 6). In addition, the Company will be eligible to receive research funding support, based on the establishment of an annual research budget, and future research, development and sales milestone payments of up to $398,450, as well as tiered royalty payments ranging in the mid single-digit to low double- digit percentages of net sales, as defined in the agreement. Under the agreement, the companies will conduct research during the initial research term, which is three and a half years, to identify lead compounds for clinical development. Astellas will reimburse the Company at a specified rate for time incurred as well as 100% of any third-party costs incurred by the Company. Research funding to the Company for the year ended December 31, 2015 first year of the research term was approximately $6,030, exclusive of reimbursement of third-party costs. In addition, Astellas had the right to specify two additional projects to be conducted under the same terms, which, if it fully exercised this right, would bring the total potential payments under the collaboration to $1,200,000. This right had not been exercised by Astellas as of December 31, 2015 or 2014 and was initially set to lapse on May 4, 2015. Astellas has requested, and the Company has agreed, to extend the exercise period for this right through November 4, 2016. Astellas will develop and have full control over, at its sole cost and expense, the commercialization of each licensed product unless the Company exercises its option to opt in for global co-development and U.S. co-commercialization rights. These options to co-develop and/or co- commercialize are at the Company’s sole discretion. If the options are not exercised, the Company will not have any continuing performance obligations.

The Company determined that the deliverables under the agreement include (i) the research license, (ii) the research services to be provided over the research term, which is three and a half years, and (iii) the Company’s participation in the Joint Research Committee (the “Committee”) to be provided over the initial three and a half year research term of the agreement. The Company concluded that the research license and the involvement in the Committee did not have standalone value to Astellas and, therefore, are not separable from the research services. Therefore, the research license, research services and participation in the Committee have been combined and accounted for as a single unit of accounting. Accordingly, the research funding support payments and any reimbursement of third-party costs are being recognized by the Company as revenue over the three and a half year research term of the agreement, which commenced in January 2015, with a cumulative catch-up for the elapsed portion of the research term being recognized at the time any such payments are earned. None of the research services had commenced as of December 31, 2014 and, therefore, the Company did not recognize any revenue under the agreement during the year ended December 31, 2014. The Company concluded at the outset of the arrangement that none of the future milestone payments included in the arrangement qualified as substantive milestones. An $800 non-substantive milestone payment earned during the year ended December 31, 2015 is being recognized, along with the other arrangement consideration, over the three and half year research term of the agreement, with a cumulative catch-up for the elapsed portion of the research term. Any additional future milestone payments received will be recognized as revenue over the remaining estimated period of performance, if any, beginning at the time a milestone payment is earned, with a cumulative catch-up for the elapsed portion of the research term being recognized at the time any such payment is earned. Revenue recognized under the Astellas Agreement during the year ended December 31, 2015 totaled $1,272.

As of December 31, 2015 and 2014, deferred revenue related to the Astellas Agreement totaled $3,230 and $588, respectively.

Term and Termination

The term of the Astellas Agreement commenced in November 2014 and will continue in full force and effect, unless terminated under the conditions described below, until expiration of all applicable royalty terms with respect to all licensed products in all countries in the territory defined as per the agreement.

The agreement will automatically terminate at the end of the three and a half year research term if Astellas has not designated at least one development compound, unless mutually agreed to be extended. Astellas has the unilateral right to terminate the agreement on a project-by-project basis by providing written notice to the Company. Reciprocal termination rights under the agreement include termination for breach and termination for bankruptcy.

Biogen

In December 2013, the Company entered into a Collaborative Research, Development, Commercialization and License Agreement (the “Biogen Agreement”) with Biogen New Ventures, formerly Biogen Idec New Ventures Inc. (“Biogen”). The focus of the Biogen Agreement is to research, develop and commercialize licensed products to attack toxic proteins implicated in the development of Alzheimer’s and Parkinson’s diseases.

Financial Terms

Under the terms of the agreement, Biogen agreed to pay a nonrefundable upfront fee to the Company of $2,500 and to purchase $5,000 of its Series A preferred stock under existing terms purchased on January 3, 2014. In addition, the Company is eligible for research funding support and future research, development and sales milestone payments of up to $195,500, as well as tiered royalties ranging in the mid single-digit percentages of net sales, as defined in the agreement. Under the agreement, the companies will conduct preclinical research to identify lead compounds for clinical development with the Company and Biogen sharing costs on a 49% and 51% basis, respectively. Research funding payments due to the Company are guaranteed over the first two years of the agreement and total $4,000. In addition, third-party costs incurred by both parties are shared at the same ratio with corresponding payments made between the parties on a quarterly basis. At specified points in development, the Company will have the option to participate in global co-development and U.S. co-commercialization activities. These options to co-develop and co-commercialize are exercisable at the Company’s sole discretion. If the options are not exercised, the Company will not have any continuing performance obligations.

The Company determined that the deliverables under the agreement include (i) the research license, (ii) the research services to be provided over the four-year research term of the agreement, and (iii) the Company’s participation in the Joint Research Committee (the “Committee”) to be provided over the initial four-year research term of the agreement. The Company concluded that the research license and the involvement in the Committee did not have standalone value to Biogen and, therefore, are not separable from the research services. Therefore, the research license, research services and participation in the Committee have been combined and accounted for as a single unit of accounting. Accordingly, the upfront fee, research payments and any reimbursement of third-party costs are being recognized by the Company as revenue over the four-year research term of the agreement, which commenced in December 2013, with a cumulative catch-up for the elapsed research term being recognized at the time any such payments are earned. The Company concluded at the outset of the arrangement that none of the future milestone payments included in the arrangement qualified as substantive milestones. A $2,000 non-substantive milestone payment earned during the year ended December 31, 2014 is being recognized, along with the other arrangement consideration, over the four-year research term of the agreement, with a cumulative catch-up for the elapsed portion of the research term. Any additional future milestone payments received will be recognized as revenue over the remaining estimated period of performance, if any, beginning at the time a milestone payment is earned, with a cumulative catch-up for the elapsed portion of the research term being recognized at the time any such payment is earned. Revenue recognized under the Biogen Agreement during the years ended December 31, 2015, 2014 and 2013 totaled $3,040, $2,407 and $146, respectively.

As of December 31, 2015 and 2014, deferred revenue related to the Biogen Agreement totaled $5,111 and $5,072, respectively.

Term and Termination

The term of the Biogen Agreement commenced in December 2013 and will continue in full force and effect, unless terminated under the conditions described below, until expiration of all applicable royalty terms with respect to all licensed products in all countries in the territory defined as per the agreement.

The agreement will automatically terminate at the end of the four-year research term if Biogen has not designated at least one development compound, unless mutually agreed to be extended.

Biogen has the unilateral right to terminate the agreement in the event that (i) the in vivo target validation milestone has not been achieved within 12 months of the effective date, or (ii) at least one lead compound has not met the development candidate criteria within three years after the effective date. Reciprocal termination rights under the agreement include termination for breach and termination for bankruptcy.

Cystic Fibrosis Foundation Therapeutics, Inc.

In March 2012, the Company entered into a Research, Development and Commercialization Agreement (the “CFFT Agreement”) with Cystic Fibrosis Foundation Therapeutics, Inc. (“CFFT”). Under terms of the CFFT Agreement, which was subsequently amended in May 2013 and January 2014, CFFT agreed to provide up to $5,704 (the “Award’) in research funding to the Company over two non-consecutive one-year periods from March 2012 to March 2013 and from January 2014 to December 2014. Revenue recognized under the CFFT Agreement totaled $0, $2,561 and $691, for the years ended December 31, 2015, 2014 and 2013, respectively, which was recognized as the services were performed over the contractual periods of the agreement, as described above.

Under the CFFT agreement, the Company has agreed to make future sales-based milestone payments (which the agreement refers to as royalties) to CFFT of up to $34,224 upon achieving specified commercialization milestones with respect to the first of any product developed utilizing any compound covered under the collaboration agreement. The Company has also agreed to pay to CFFT royalties of a mid single-digit percentage, up to an aggregate of $22,816, on any amounts received by the Company from the sale, license or transfer to a third party of rights in the technology developed as a result of this collaboration. Any such royalty payments shall be credited against the first three sales-based milestone payments owed by the Company through the second anniversary of the first commercial sale of a product developed as a result of this collaboration. As of December 31, 2015 and 2014, the Company had not developed a commercial product in connection with this collaboration, and it had not sold, licensed or transferred rights in the technology resulting from this collaboration.

In lieu of the milestone and royalty payments described above, in the event of a change of control of the Company, CFFT may elect to accept a one-time payment equal to the consideration CFFT would have received if it had owned (a) 268,265 shares of the Company’s common stock if the change of control occurs prior to the selection by the Company of a compound intended for product approval, or (b) 444,025 shares of the Company’s common stock if the change of control occurs after the selection by the Company of a compound intended for product approval. This alternative payment option upon a change of control would be cash settled in the event of a change of control and meets the definition of an embedded derivative. The Company estimated the fair value of this liability and concluded that the liability was immaterial as of the inception date of the CFFT Agreement. The Company estimated the fair value of this derivative liability to be $2 and $65 as of December 31, 2015 and 2014, respectively (see Note 3). In conjunction with the January 2014 amendment to the CFFT Agreement, the number of shares underlying the alternative payment option was amended to increase the number of shares used in the calculation resulting in an increase of $113 to the fair value of the instrument. The increase in the derivative liability was allocated to the consideration received for research funding under the CFFT Agreement and reduced the amount of revenue that will be recognized over the research funding term by a corresponding amount.

The CFFT Agreement will expire when there are no longer any payment obligations, unless terminated earlier. Each party may terminate for an uncured material breach of any material covenants or obligations or if any representation or warranty is materially untrue as of the date made and uncured after 30 days from notice. CFFT may also terminate if a case or proceeding under the bankruptcy laws is filed against the Company and not dismissed within 60 days, or if the Company files for insolvency, reorganization, receivership, dissolution or liquidation.

Michael J. Fox Foundation for Parkinson’s Research

In May 2013, the Company was awarded a one-year research grant totaling $486 from the Michael J. Fox Foundation for Parkinson’s Research (the “MJFF Research Grant”). Revenue recognized during the years ended December 31, 2015, 2014 and 2013 under the MJFF Research Grant totaled $0, $182 and $304, respectively.

Presidents and Fellows of Harvard College Licensing Agreement

The Company has acquired certain exclusive and nonexclusive rights to use, research, develop and offer for sale certain products and patents under a licensing agreement, as amended in December 2013, with Presidents and Fellows of Harvard College (the “Harvard Agreement”). The licensing rights obligate the Company to make payments to the licensor for license fees, milestones, license maintenance fees and royalties. If the Company exercises its co-development option under the Biogen Agreement, the Company is obligated to make future milestone payments under the Harvard Agreement of up to $3,500 upon achieving specified developmental and clinical milestones and up to $6,000 upon achieving specified commercialization milestones. If the Company does not exercise its co-development option under the Biogen Agreement, the future development and clinical milestone payments increase to up to $15,400 and the future commercialization and sales milestone payments increase to up to $103,500. Under the licensing agreements, the Company will also owe single-digit royalties on sales of commercial products, if any, developed using the licensed technologies. If the Company grants any sublicense rights under the license agreement, it would be obligated to make sublicense milestone payments of up to $1,000. As of December 31, 2015 and 2014, the Company had not developed a commercial product using the licensed technologies and no pre-commercialization milestones had been achieved.

The Harvard Agreement will expire upon expiration of the last of any patent rights covered under this agreement.

The Company recorded research and development expenses of $100, $100 and $50, during the years ended December 31, 2015, 2014 and 2013, respectively, for licensing fees due under the Harvard Agreement. In addition, in connection with the Biogen Agreement, the Company recorded research and development expenses of $250 during the year ended December 31, 2013 for sublicensing fees due under the Harvard Agreement.